Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2013
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information

SCHEDULE I—CONDENSED FINANCIAL INFORMATION
STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)

(In U.S. dollars, except for share data)

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
General and administrative expenses	(73,927,902)	(7,596,949)	(12,456,263)

Loss from operations	(73,927,902)	(7,596,949)	(12,456,263)
Equity in (losses) incomes of subsidiaries and a variable interest entity	(33,343,623)	(1,875,125)	64,756,126

Net (loss) income	(107,271,525)	(9,472,074)	52,299,863
Deemed dividend on issuance of Series A Preferred Shares	(49,214,977)	—	—

Net (loss) income attributable to ordinary shareholders	(156,486,502)	(9,472,074)	52,299,863

Net (loss) income	(107,271,525)	(9,472,074)	52,299,863
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(569,628)	994,606	3,518,820

Comprehensive (loss) income	(107,841,153)	(8,477,468)	55,818,683

SCHEDULE I—CONDENSED FINANCIAL INFORMATION
BALANCE SHEETS

(In U.S. dollars, except for share data)

	As of December 31,
	2012	2013
	$	$
ASSETS
NON-CURRENT ASSETS
Cash and cash equivalents	—	95,124
Amount due from a subsidiary	82,582,815	243,160,275

TOTAL ASSETS	82,582,815	243,255,399

LIABILITIES AND EQUITY
Amount due to a shareholder	1	1

Total liabilities	1	1

EQUITY
Ordinary shares (US$0.0001 par value, 471,620,833 shares authorized, and 101,284,881 and 111,665,972 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	10,128	11,167
Additional paid-in capital	258,368,448	363,221,310
Accumulated losses	(176,025,335)	(123,725,472)
Accumulated other comprehensive income	229,573	3,748,393

Total shareholders' equity	82,582,814	243,255,398

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	82,582,815	243,255,399

SCHEDULE I—CONDENSED FINANCIAL INFORMATION
STATEMENTS OF SHAREHOLDERS' EQUITY
(In U.S. dollars, except for share data)

	Series A Preferred shares		Series B Preferred shares
					Ordinary shares
									Accumulated other comprehensive income (loss)
	No. of shares	Amount	No. of shares	Amount	No. of shares	Amount	Additional paid-in capital	Accumulated losses		Total
		$		$		$	$	$	$	$
Balance as of January 1, 2011	—	—	—	—	47,775,000	4,778	145,805	(10,066,759)	(195,405)	(10,111,581)
Net loss	—	—	—	—	—	—	—	(107,271,525)	—	(107,271,525)
Repurchase of ordinary shares	—	—	—	—	(1,837,500)	(184)	(1,837,316)	—	—	(1,837,500)
Issuance of ordinary shares	—	—	—	—	297,159	30	1,499,964	—	—	1,499,994
Issuance of Series A Preferred shares	20,212,500	20,113,898	—	—	—	—	—	—	—	20,113,898
Issuance of Series B Preferred shares	—	—	8,166,667	41,147,021	—	—	—	—	—	41,147,021
Registered capital contributions by shareholders of the VIE	—	—	—	—	—	—	1,390,621	—	—	1,390,621
Deemed dividend on issuance of Series A Preferred shares	—	—	—	—	—	—	49,214,977	(49,214,977)	—	—
Share-based compensation expenses	—	—	—	—	—	—	73,927,902	—	—	73,927,902
Foreign currency translation	—	—	—	—	—	—	—	—	(569,628)	(569,628)

Balance as of December 31, 2011	20,212,500	20,113,898	8,166,667	41,147,021	46,234,659	4,624	124,341,953	(166,553,261)	(765,033)	18,289,202

Net loss	—	—	—	—	—	—	—	(9,472,074)	—	(9,472,074)
Issuance of ordinary shares pursuant to initial public offering	—	—	—	—	22,009,200	2,201	66,020,596	—	—	66,022,797
Direct offering expenses	—	—	—	—	—	—	(3,332,962)	—	—	(3,332,962)
Conversion of Series A Preferred Shares into ordinary shares	(20,212,500)	(20,113,898)	—	—	20,212,500	2,021	20,111,877	—	—	—
Conversion of Series B Preferred Shares into ordinary shares	—	—	(8,166,667)	(41,147,021)	12,682,206	1,268	41,145,753	—	—	—
Proceeds from registered capital contributions by shareholders of the VIE	—	—	—	—	—	—	2,292,763	—	—	2,292,763
Proceeds from issuance of ordinary shares upon exercise of stock options	—	—	—	—	146,316	14	191,519	—	—	191,533
Share-based compensation expenses	—	—	—	—	—	—	7,596,949	—	—	7,596,949
Foreign currency translation	—	—	—	—	—	—	—	—	994,606	994,606

Balance as of December 31, 2012	—	—	—	—	101,284,881	10,128	258,368,448	(176,025,335)	229,573	82,582,814

Net lncome	—	—	—	—	—	—	—	52,299,863	—	52,299,863
Issuance of ordinary shares pursuant to follow-on offering	—	—	—	—	8,000,000	800	91,919,200	—	—	91,920,000
Direct offering expenses of follow-on offering	—	—	—	—	—	—	(1,571,688)	—	—	(1,571,688)
Proceeds from issuance of ordinary shares upon exercise of stock options	—	—	—	—	1,905,026	191	2,049,087	—	—	2,049,278
Proceeds from issuance of ordinary shares upon exercise of non-vested shares	—	—	—	—	476,065	48	—	—	—	48
Share-based compensation expense	—	—	—	—	—	—	12,456,263	—	—	12,456,263
Foreign currency translation	—	—	—	—	—	—	—	—	3,518,820	3,518,820

Balance as of December 31, 2013	—	—	—	—	116,665,972	11,167	363,221,310	(123,725,472)	3,748,393	243,255,398

SCHEDULE I—CONDENSED FINANCIAL INFORMATION

STATEMENTS OF CASH FLOWS

(In U.S. dollars, except for share data)

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
CASH FLOW FROM OPERATING ACTIVITIES:
Net (loss) income	(107,271,525)	(9,472,074)	52,299,863
Adjustments to reconcile net (loss) income to net cash by operating activities:
Equity in (losses) incomes of subsidiaries and a variable interest entity	33,343,623	1,875,125	(64,756,126)
Share-based compensation expenses	73,927,902	7,596,949	12,456,263
Changes in operating assets and liabilities:
Amount due from a subsidiary	—	—	(92,302,514)

Net cash used in operating activities	—	—	(92,302,514)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs	—	—	90,348,312
Proceeds from issuance of ordinary shares upon exercise of stock options	—	—	2,049,326

Net cash provided by financing activities	—	—	92,397,638

Net increase in cash and cash equivalents	—	—	95,124

Cash and cash equivalents at beginning of the period	—	—	—

Cash and cash equivalents at end of the period	—	—	95,124

NOTE TO SCHEDULE I

(In U.S. dollars, except for share or per share data)

        Schedule I has been provided pursuant to the requirement of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

        As of December 31, 2012 and 2013, $121,629,677 and $153,829,188 of the restricted capital and reserves are not available for distribution respectively, and as such, the condensed financial information of Vipshop Holdings Limited ("Parent Company") has been presented. Relevant PRC laws and regulations also restrict the WOFE and the VIE from transferring a portion of their net assets to the Company in the form of loans and advances or cash dividends. No dividends have been paid by the WOFE or the VIE to the Company during the periods presented. Total restricted net assets of the Group include net assets of VIE and paid in capital of WOFE. The balance of restricted net assets was $121,629,677 and $153,829,188, of which $3,829,188 and $3,829,188 was attributed to the net assets of the VIE and $105,000,000 and $150,000,000 was attributed to the paid in capital of the WOFE, as of December 31, 2012 and 2013, respectively.

        During the each of the three years in the period ended December 31, 2013, no cash dividend was declared and paid by the Parent Company.

Basis of preparation

        The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries and its variable interest entity. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.

        The Parent Company had no bank account for the years ended December 31, 2011 and 2012.